As filed with the Securities and Exchange Commission on August 24, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave.
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Item 1. Schedule of Investments.

	CAN SLIM® Select Growth Fund
	SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS: 50.8%
	Ambulatory Health Care Services: 1.0%
31,637	AmSurg Corp. *	$826,675

	Asset Management: 0.9%
27,106	Financial Engines, Inc. *	702,587

	Broadcasting: 0.8%
7,626	Liberty Media Corp. *	653,929

	Chemical Manufacturing: 3.6%
16,852	Alexion Pharmaceuticals, Inc. *	792,550
16,123	Innophos Holdings, Inc.	786,802
43,415	Medicines Co. *	716,782
7,201	Perrigo Co.	632,752
		2,928,886

	Computer & Electronic Products: 8.5%
21,012	Aruba Networks, Inc. *	620,905
39,108	Cardtronics, Inc. *	917,082
21,632	EchoStar Corp. *	788,054
22,070	EZchip Semiconductor Ltd. *	815,928
6,612	Fossil, Inc. *	778,365
11,230	Illumina, Inc. *	843,934
36,446	Intel Corp.	807,643
18,239	TE Connectivity Ltd.	670,466
11,394	Teradata Corp. *	685,919
		6,928,296

	Credit Intermediation: 1.8%
15,405	Bank of the Ozarks, Inc.	801,984
15,729	First Cash Financial Services, Inc. *	660,461
		1,462,445

	Electrical Equipment: 1.5%
10,381	Franklin Electric Co., Inc.	487,388
20,803	iRobot Corp. *	734,138
		1,221,526

	Fabricated Metal Products: 2.1%
16,136	EnPro Industries, Inc. *	775,657
14,661	Haynes International, Inc.	907,955
		1,683,612

	Food Services: 1.1%
13,287	Buffalo Wild Wings, Inc. *	881,061

	Food Manufacturing: 2.0%
14,367	Corn Products International, Inc. *	794,208
47,187	Darling International, Inc. *	835,210
		1,629,418

	Information Services: 1.6%
12,169	IAC/InteractiveCorp. *	464,491
9,914	Quality Systems, Inc.	865,492
		1,329,983

	Insurance Carriers: 2.3%
13,560	CoStar Group, Inc. *	803,837
12,222	HealthSpring, Inc. *	563,556
6,388	Humana, Inc. *	514,490
		1,881,883

	Leather & Allied Products: 1.0%
19,506	Wolverine World Wide, Inc.	814,375

	Machinery: 1.4%
8,062	Dresser-Rand Group, Inc. *	433,333
13,154	Pall Corp.	739,649
		1,172,982

	Medical Equipment: 2.8%
7,954	Edwards Lifesciences Corp. *	693,430
34,285	Emergent BioSolutions, Inc.*	773,127
14,353	Zoll Medical Corp.*	813,241
		2,279,798

	Merchant Wholesalers: 2.9%
17,917	DSW, Inc. *	906,779
8,914	Lululemon Athletica, Inc.*	996,763
9,160	PriceSmart, Inc.	469,267
		2,372,809

	Mining: 0.5%
11,451	Allied Nevada Gold Corp. *	405,022

	Oil & Gas: 2.8%
7,586	Concho Resources, Inc. *	696,774
7,657	Core Laboratories NV	854,062
71,325	SandRidge Energy, Inc. *	759,365
		2,310,201

	Online Retailers: 0.5%
1,519	Netflix, Inc. *	399,026

	Primary Metal Manufacturing: 0.6%
2,695	Precision Castparts Corp.	443,732

	Professional, Scientific & Technical Services: 1.8%
17,809	Focus Media Holding Ltd. - ADR *	553,860
11,604	Weight Watchers International, Inc.	875,754
		1,429,614

	Rail Transportation: 1.7%
7,492	Canadian National Railway Co.	598,611
13,517	Genesee & Wyoming, Inc. - Class A *	792,637
		1,391,248

	Rental & Leasing Services: 0.8%
21,394	Textainer Group Holdings Ltd.	657,651

	Software & Publishing: 3.9%
26,834	Ariba, Inc.*	924,968
20,329	CommVault Systems, Inc. *	903,624
7,535	Informatica Corp. *	440,270
22,008	OPNET Technologies, Inc.	901,008
		3,169,870

	Textile Products: 1.0%
42,391	Interface, Inc.	821,114

	Transportation Equipment: 1.3%
7,151	TRW Automotive Holdings Corp. *	422,123
9,144	Westinghouse Air Brake Technologies Corp.	600,944
		1,023,067
	Transportation Services: 0.6%
6,255	C.H. Robinson Worldwide, Inc.	493,144

	TOTAL COMMON STOCKS
	(Cost $34,838,347)	41,313,954

	SHORT-TERM INVESTMENT: 48.0%
	Money Market Fund: 48.0%
38,979,827	Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.002% ^	38,979,827
	TOTAL SHORT-TERM INVESTMENT
	(Cost $38,979,827)	38,979,827

	TOTAL INVESTMENTS IN SECURITIES: 98.8%
	(Cost $73,818,174)	80,293,781
	Other Assets in Excess of Liabilities: 1.2%	943,234
	TOTAL NET ASSETS: 100.0%	$81,237,015

*	Non-income producing security.
ADR	American Depository Receipt
^	7-day yield as of June 30, 2011.

	The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows:

	Cost of investments	$73,821,304
	Gross unrealized appreciation	6,980,485
	Gross unrealized depreciation	(508,008)
	Net unrealized appreciation	$6,472,477

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the CAN SLIM® Select Growth Fund's (the "Fund") previous fiscal year end. For the previous fiscal year’s federal
	income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent
	annual report.

Summary of Fair Value Exposure at June 30, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks ^	$41,313,954	$-	$-	$41,313,954
Short-Term Investment	38,979,827	-	-	38,979,827
Total Investments in Securities	$80,293,781	$-	$-	$80,293,781

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Eric W. Falkeis
                                                 Eric W. Falkeis, President

Date   August 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) * /s/Eric W. Falkeis
                                                                  Eric W. Falkeis, President

Date August 23, 2011

By (Signature and Title) * /s/Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer

Date August 23, 2011

* Print the name and title of each signing officer under his or her signature.

CAN SLIM Select Growth Fund Form N-Q 6.30.11